CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (26,078)	$ (30,112)
Adjustments to reconcile net loss to net cash used in operating activities
Income from equity method investments	(43)	(39)
Stock-based compensation	(300)	1,029
Depreciation and amortization	6	3,615
Amortization of debt issuance costs	159	161
Bad debt provision	4,358	1,370
Provision for stock option fair value		(25)
Goodwill impairment charge		3,423
Intangibles impairment charge		117
Gain on Paycheck Protection Program loan forgiveness		(1,665)
Accretion expense	681	681
Tax impact of equity transactions		2
Right of use assets	252	280
Deferred income taxes, net	(807)	191
Change in operating assets and liabilities
Accounts receivable, net	11,542	12,667
Accounts payable and accrued liabilities	4,490	724
Due from MSAs	648	(316)
Lease liability	(215)	(50)
Other assets and liabilities	(300)	168
Operating cash flows from discontinued operations	563	365
Net cash used in operating activities	(5,044)	(7,414)
Cash flows from investing activities
Purchase of fixed assets		(80)
Net cash paid for acquisitions	(572)
Distributions received from equity method investments	101	80
Net cash used in investing activities	(471)
Cash flows from financing activities
Proceeds from exercise of stock options		4
Proceeds from share issuance, net of share issuance costs	5,383	5,195
Finance lease principal payments	(369)	(620)
Payment of acquisition liability	(281)	(280)
Net cash provided by financing activities	4,733	4,299
Decrease in cash	(782)	(3,115)
Cash at beginning of year	905	4,020
Cash at end of year	123	905
Supplemental cash flow information
Interest paid	1,499	1,451
Supplemental non-cash flow information
Purchase of equipment with finance leases		79
Right-of-use asset in exchange for lease liability	42
Shares issued related to acquisition	$ 205
Intangible assets acquired in exchange for common shares issued		$ 390